Business Combinations - Schedule of The Contingent Consideration was Recognized Within Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Jul. 01, 2023	Apr. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 04, 2021
Disclosure of detailed information about business combination [line items]
Right-of-use assets	€ 533,952			€ 375,508	€ 370,470
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Inventories		€ 1,054
Other current assets		800
Property, plant and equipment		949
Other current liabilities		(123)
Deferred tax liabilities		(72)
Net identifiable assets acquired		2,608
Goodwill		23,966
Net assets acquired including goodwill		€ 26,574
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			€ 109,667
Trade receivables			23,329
Inventories			82,694
Deferred tax liabilities			(51,163)
Right-of-use assets			160,869
Intangible assets and property, plant and equipment			122,770
Other current and non-current assets			70,014
Other current and non-current liabilities			(176,147)
Current and non-current lease liabilities			(160,869)
Current and non-current borrowings			(29,890)
Trade payables and customer advances			(28,942)
Employee benefits			(3,259)
Net identifiable assets acquired			€ 119,073
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						€ 2,366
Trade receivables						1,681
Inventories						1,564
Other current assets						626
Property, plant and equipment						641
Intangible assets						4,200
Other current liabilities						(712)
Deferred tax liabilities						(1,172)
Trade payables and customer advances						(1,872)
Employee benefits						(272)
Net identifiable assets acquired						7,050
Less: Non-controlling interests						(2,820)
Goodwill						2,820
Net assets acquired including goodwill						€ 7,050